SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment charges	$ 1,106
Severance pay:
Severance expense	$ (525)	$ 109
Severance pay monthly deposits as a percentage of employees' monthly salary	8.33%
Concentrations of credit risk
Allowance for credit losses	$ 75	69
Derivatives instruments:
Call and put option contracts	1,193	2,193	$ 2,100
Income (expense) on derivatives	$ 4	$ 4	$ (9)
Enterprise [Member]
Projected cash flows, period	5 years	5 years
Discount rate	25.00%	25.00%